Cover	Apr. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2024
Entity File Number	001-34403
Entity Registrant Name	TERRITORIAL BANCORP INC.
Entity Central Index Key	0001447051
Entity Tax Identification Number	26-4674701
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1003 Bishop Street
Entity Address, Address Line Two	Pauahi Tower Suite 500
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	808
Local Phone Number	946-1400
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TBNK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false